Consolidated Balance Sheets [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	650,000,000	650,000,000
Common stock, shares issued	4,973,073	3,509,749
Common stock, shares outstanding	4,907,462	3,143,082
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	177,906
Preferred stock, shares outstanding	0	177,906
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	976,250	2,076,250
Preferred stock, shares outstanding	976,250	2,076,250
Preferred stock, liquidation value (in dollars)	$ 976,250	$ 2,076,250
Series D Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	350,000	350,000
Preferred stock, shares issued	0	350,000
Preferred stock, shares outstanding	0	350,000
Preferred stock, liquidation value (in dollars)	$ 0	$ 3,500,000